Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 01, 2019
First Trust Dow Jones Dividend and Income Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund") seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for each share class is available from your Participating Insurance Company.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees <br />(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses <br />(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year will be terminated following May 1, 2020. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40–60% of its net assets in equity securities and approximately 40–60% of its net assets in fixed income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund's net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. The Fund's investment advisor reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.

The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade debt portfolio. Investment grade debt securities are those long-term debt securities rated "BBB-" or higher by Standard & Poor's Financial Services LLC or Fitch, Inc. or "Baa3" or higher by Moody's Investors Service, Inc., and those short-term debt securities rated "A-3" or higher by Standard & Poor's Financial Services LLC, "F3" or higher by Fitch, Inc. or "Prime 3" or higher by Moody's Investors Service, Inc., at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond Index (the "Bond Index") and other investment grade debt securities of issuers whose securities are included in the Bond Index; and investment grade debt securities of issuers included in the Dow Jones Composite Average. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. Corporate debt securities are fixed income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be rated investment grade or below investment grade and may carry fixed or floating rates of interest.

As of February 28, 2019, the Fund had significant investments in financial and industrial companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CALL RISK. Some debt securities may be redeemed, or "called," at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund's income.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DIVIDENDS RISK. The Fund's investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer's track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FINANCIAL COMPANIES RISK. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.

INCOME RISK. The Fund's income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE-RELATED SECURITIES RISK. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an "over-the-counter" market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index, three broad-based market indices and two blended benchmark indices. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Bar Chart [Heading]	rr_BarChartHeading	First Trust/Dow Jones Dividend & Income Allocation Portfolio—Class I Shares<br />Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:
Best Quarter		Worst Quarter
5.72%	March 31, 2013	-7.32%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
First Trust Dow Jones Dividend and Income Allocation Portfolio | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	668
10 Years	rr_ExpenseExampleYear10	$ 1,476
2013	rr_AnnualReturn2013	12.75%
2014	rr_AnnualReturn2014	10.04%
2015	rr_AnnualReturn2015	0.09%
2016	rr_AnnualReturn2016	11.74%
2017	rr_AnnualReturn2017	13.47%
2018	rr_AnnualReturn2018	(4.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.32%)
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
First Trust Dow Jones Dividend and Income Allocation Portfolio | II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	$ 1,188
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
First Trust Dow Jones Dividend and Income Allocation Portfolio | Bloomberg Barclays U.S. Corporate Investment-Grade Index | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[2]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Bloomberg Barclays U.S. Corporate Investment-Grade Index | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[2]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Russell 3000® Index | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.24%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.91%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%	[3]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Russell 3000® Index | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.24%)	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[3]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Dow Jones U.S. Total Stock Market Index(SM) | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)	[4]
5 Years	rr_AverageAnnualReturnYear05	7.85%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%	[4]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Dow Jones U.S. Total Stock Market Index(SM) | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[4]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)	[5]
5 Years	rr_AverageAnnualReturnYear05	3.26%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[5]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[5]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Blended Benchmark | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.60%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.74%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%	[6]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Blended Benchmark | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.60%)	[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[6]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Secondary Blended Benchmark | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.61%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.82%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%	[7]
First Trust Dow Jones Dividend and Income Allocation Portfolio | Secondary Blended Benchmark | II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.61%)	[7]
5 Years	rr_AverageAnnualReturnYear05		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[7]

[1]	The Fund's investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year at least until May 1, 2020. Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2020 upon 60 days' written notice.
[2]	Bloomberg Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. This index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg).
[3]	The Russell 3000® Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg).
[4]	The Dow Jones U.S. Total Stock Market Index(SM) measures all U.S. equity securities that have readily available prices.
[5]	The Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) measures the return of readily tradable, high-grade U.S. corporate bonds. The index includes an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities.
[6]	The Blended Benchmark return is a 50/50 split between the Russell 3000® Index and the Bloomberg Barclays U.S. Corporate Investment-Grade Index returns.
[7]	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market Index(SM) and the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) returns.